---------------------
 ANNUAL
---------------------
 REPORT
---------------------

California Tax-Free Money
Market Trust

Money Market Trust

National Tax-Free Money
Market Trust

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  California Tax-Free Money Market Trust                                       3

  National Tax-Free Money Market Trust                                         3

  Money Market Trust                                                           6

PORTFOLIO OF INVESTMENTS

  California Tax-Free Money Market Trust                                       9

  Money Market Trust                                                          17

  National Tax-Free Money Market Trust                                        21

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         30

  Statement of Operations                                                     31

  Statements of Changes in Net Assets                                         32

  Financial Highlights                                                        34

  Notes to Financial Statements                                               36

  Independent Auditors' Report                                                41

LIST OF ABBREVIATIONS                                                         42
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
CALIFORNIA TAX-FREE MONEY MARKET TRUST
NATIONAL TAX-FREE MONEY MARKET TRUST

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the California Tax-Free Money Market Trust as of March 31, 1998 was 3.20%. The seven-day yield for the National Tax-Free Money Market Trust as of March 31, 1998 was 3.37%.

THE FEDERAL RESERVE BOARD RAISED THE FEDERAL FUNDS TARGET RATE BEFORE THE BEGINNING OF THE PERIOD AND HAS KEPT IT STEADY SINCE THEN. HOW DID THIS AFFECT THE FUNDS?

While changes in the federal funds target rate do have some influence on the Funds, tax-exempt money markets are not as directly influenced by Fed policy as taxable money markets instruments. The tax-exempt money market is very seasonal in nature and is driven by cash flows into and out of money market funds. For instance, in April there usually is a gathering of cash in money market funds which is then dispersed over the first two weeks as people pay their taxes. The demand for extremely short-term instruments creates pressure on the supply, causing yields to spike. By the second or third week of May, yields usually come back down. This is a very consistent pattern that is repeated year after year. There is a similar effect around June 30 when a large number of notes mature in a two-day period. That brings a great deal of cash into the market. There is a new phenomenon appearing in September when money market redemptions increase as parents pay for school tuition. Fed action on interest rates can have an impact, of course, but it needs to be more extreme to have a pronounced effect. For example, in the last quarter of 1994 the Fed tightened rates by about 1.50% in a short period. That extreme action certainly affected tax-free money market yields. But in March 1997, the Fed tightened rates by only 0.25%, so the impact on tax-exempt money market yields was much less significant.

DO GENERAL ECONOMIC TRENDS AFFECT YIELDS?

If you step behind the scenes of the money market and see what drives the cash flows, you will find that confidence in the economy helps drive yields. There is also a "wealth effect." As people reach higher tax brackets, they seek out tax-exempt vehicles.

WHAT DO YOU LOOK FOR WHEN BUYING HOLDINGS FOR THE FUNDS?

We have very rigid investment parameters. Our primary focus is to provide a high level of liquidity, and since outflows can be unpredictable, we try to maintain 5% to 7% of assets in extremely liquid instruments. We use "daily floaters" for this purpose, which are the most liquid money market security in the tax-exempt

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS
sector. Their coupon resets on a daily basis based on supply and demand, they sell for face value, they settle for cash and there is a continuous market for them.

We also stress maintaining a high degree of quality. We buy top-tier credits or credits enhanced by top-tier banks and insurance companies. "Enhanced" means backed by an irrevocable letter of credit (LOC) issued by a bank. The bank handles all the debt service and guarantees payment of the debt to the holder. If the issuer defaults, that's between the bank and the issuer, not the issuer and the holder. What we are really buying with an enhanced credit is the LOC exposure. Until recently, nearly two-thirds of LOC writers for municipal credits were Japanese banks. Since the Asian crisis, considerable credit deterioration has taken place and many Japanese banks have been put on credit watch. Consequently, we have sold many credits backed by Japanese banks. We gave up yield to avoid risks we believed were too high.

COMPARE CALIFORNIA'S MUNICIPAL MARKET WITH THE REST OF THE COUNTRY'S.

California has the tenth largest economy in the world. It is a high-tax state with a high number of wealthy people. There is always a fairly strong demand for California paper. There are times when there is a shortage of California paper compared to national paper. Usually, California paper is traded up to 0.10% higher than comparable national paper, but the extra expense is worth it for California investors seeking double tax-free benefits.

DOES THE NATIONAL TAX-FREE MONEY MARKET TRUST EVER BUY CALIFORNIA PAPER?

At times, it will. Recently, it has been difficult to find enough daily paper in the national markets, so we have purchased California daily resets for the National Tax-Free Money Market Trust. The spread has narrowed so that the California paper is only about 0.05% higher in yield than comparable national paper. We believe that the benefits of being fully invested overnight and the slightly higher yields outweigh paying a higher price for California paper.

IS THE MUNICIPAL MONEY MARKET EFFICIENT OR DO DISPARITIES IN PRICE OCCUR BETWEEN SIMILAR SECURITIES?

We believe the market is very effectively priced. All the major wirehouses process municipal paper and they all monitor the prices at which others are buying and selling it. As a practical matter, the need to stay invested, remain liquid and manage cash flows limits a fund manager's ability to pick and choose investments. You would not want to have uninvested assets simply because you were holding out for an investment that might provide a single extra basis point in yield. At times, however, certain types of instruments are a bit out of favor. For example, at tax time, most fund managers are looking for short-term investments for liquidity. This might make some longer-term instruments, such as weekly resets or notes, more attractively priced as sellers try to entice buyers. When this occurs, it may provide an opportunity to expand core holdings to

---------------------
4

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS
push up yields as long as there is sufficient liquidity for cash flows. A manager needs a good gauge on expected outflows to achieve a balance between yield and liquidity needs.

IS THERE ANYTHING YOU WANT TO SAY TO THE SHAREHOLDERS SO THAT THEY UNDERSTAND THEIR INVESTMENT BETTER?

Yes. It is easy to compare yields between money market funds, but it is less easy to compare relative quality. We sell paper that we feel no longer meets our Fund's high quality standards. However, every time we sell such paper, there is a buyer willing to add it to his or her portfolio. We work hard to maintain the liquidity and credit quality shareholders deserve in a money market fund.

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
MONEY MARKET TRUST

WHAT WAS THE SEVEN-DAY YIELD AS OF MARCH 31, 1998?

The seven-day yield for the Money Market Trust was 5.47%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra

---------------------
6

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS
yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUND?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

                                                           ---------------------
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---------------------
8

                                          CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 98.06%
$ 5,000,000  Alameda CA School Finance Authority Revenue
               Series A                                           3.45 %        07/01/18   $   5,000,000
 12,000,000  Alameda CA School Finance Authority Revenue
               Series B                                           3.45          07/01/16      12,000,000
  2,300,000  Anaheim CA GO Series A                               3.20          05/01/98       2,300,000
    700,000  Anaheim CA COP Police Facilities V/R                 3.25          08/01/08         700,000
  6,200,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        3.30          12/01/28       6,200,000
  1,000,000  California Health Facility Revenue Project           3.10          05/04/98       1,000,000
  1,900,000  California HFFA Revenue - Sutter Health Series
               B                                                  3.70          03/01/20       1,900,000
  7,500,000  California HFFA V/R Nonprofit Corp Catholic
               Healthcare MBIA Insured                            3.30          07/01/12       7,500,000
  1,000,000  California State CDA Revenue Series A                3.45          05/15/25       1,000,000
  3,100,000  California State Development Authority Revenue
               Series A                                           3.35          10/01/26       3,100,000
 10,900,000  California State GO CP                               3.10          04/03/98      10,900,000
  3,000,000  California State GO CP                               3.55          04/07/98       2,999,995
  5,000,000  California State GO CP                               4.75          10/01/98       5,029,501
  5,000,000  California State GO Revenue Project Series A         3.25          04/01/98       5,000,000
  1,100,000  California State Health Facility Finance
               Authority Revenue                                  3.70          09/01/28       1,100,000
  2,000,000  California State Health Facility Finance
               Authority Revenue Series D                         3.30          07/01/18       2,000,000
  2,300,000  California State HFFA Catholic Healthcare
               Series C V/R                                       3.30          07/01/20       2,300,000
  2,200,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.30          07/01/05       2,200,000
  2,000,000  California State HFFA Children's Hospital V/R
               MBIA Insured                                       3.30          11/01/21       2,000,000
 11,200,000  California State HFFA Kaiser Permanente V/R          3.55          05/01/28      11,200,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,000,000  California State HFFA Memorial Health Services
               V/R                                                3.35 %        10/01/24   $   2,000,000
    900,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   3.30          07/01/09         900,000
  2,700,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.30          07/01/16       2,700,000
  6,700,000  California State HFFA Revenue Scripps Hospital       3.45          10/01/21       6,700,000
  3,700,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  3.40          12/01/15       3,700,000
  1,200,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.35          09/01/15       1,200,000
  1,000,000  California State HFFA St Joseph Health Center
               Series A V/R                                       3.75          07/01/13       1,000,000
  6,100,000  California State Housing Finance Authority
               Solid Waste Disposal                               3.25          08/01/26       6,100,000
  5,500,000  California State Metropolitan Waterworks
               Project Series A                                   3.40          06/01/98       5,500,000
  1,700,000  California State Metropolitan Waterworks
               Project Series A                                   3.50          06/11/98       1,700,000
 12,000,000  California State Municipal Revenue Project           3.20          05/06/98      12,000,000
  1,100,000  California State PCFA Financing Authority Solid
               Waste Disposal Revenue Shell Oil Co Martinez
               Project V/R AMT AMBAC Insured                      3.70          12/01/24       1,100,000
  8,100,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       3.40          12/01/16       8,100,000
    900,000  California State PCFA Shell Oil Company Project
               V/R Series C                                       3.75          10/01/00         900,000
 10,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   3.30          12/01/16      10,000,000
  1,400,000  California State PCR Atlantic Richfield Co
               Project A                                          3.75          12/01/24       1,400,000
  8,000,000  California State PCR Project Series A                3.20          05/06/98       8,000,000

------------------------
10

                                          CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,400,000  California State PCR Sierra Pacific Industries       3.55 %        02/01/13   $   7,400,000
  7,000,000  California State PG&E Revenue Project                3.50          05/20/98       7,000,000
  2,000,000  California State Pollution Control Finance
               Authority FHA Insured                              3.40          10/01/31       2,000,000
  3,800,000  California State Pollution Control Revenue
               Project                                            3.50          12/01/16       3,800,000
 10,400,000  California State Public Water Utility Project        3.82          09/01/17      10,400,000
  2,500,000  California State RAN                                 3.30          05/04/98       2,500,000
 20,750,000  California State RAN                                 4.50          06/30/98      20,799,748
 18,000,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75          07/02/98      18,040,273
  1,300,000  California State Shell Oil Project Series A          3.75          10/01/06       1,300,000
  1,700,000  California State Shell Oil Project Series B          3.75          10/01/07       1,700,000
  4,000,000  California State USD Revenue Project Series A        3.50          07/01/22       4,000,000
  2,100,000  California Statewide CDA Apartment Development
               Revenue Series A-6 V/R FNMA Collateralized         3.30          05/15/25       2,100,000
 16,700,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         3.30          05/15/05      16,700,000
  2,000,000  California Statewide CDA Apartment Development
               Revenue                                            4.75          09/30/98       2,011,953
  5,100,000  California Statewide CDA COP                         3.75          06/01/26       5,100,000
 10,000,000  California Statewide CDA Revenue COP V/R Kaiser
               Foundation Hospitals                               3.55          12/01/15      10,000,000
  2,000,000  California Statewide Waterworks Project              3.55          07/09/98       2,000,000
  5,100,000  California State PCR MBIA Insured                    3.55          06/01/10       5,100,000
  2,000,000  Chula Vista CA Charter City Revenue Home Depot
               Inc Project                                        3.30          12/01/10       2,000,000
  6,000,000  Chula Vista CA IDR San Diego Gas & Electric V/R      3.50          12/01/27       6,000,000
  4,700,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      3.25          01/02/35       4,700,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,000,000  Golden Empire School Finance Authority High
               School District Project S                          3.45 %        08/01/26   $   5,000,000
  1,000,000  Hayward CA MFHR V/R FGIC Insured                     3.30          08/01/14       1,000,000
  2,000,000  Huntington Beach CA Rivermeadow Series B             3.25          12/01/05       2,000,000
  6,400,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank Plc                      3.80          09/02/15       6,400,000
  1,300,000  Irvine CA Improvement Building Assessment
               District                                           3.80          09/02/22       1,300,000
    400,000  Irvine Ranch CA Water District Series 85B V/R        3.75          10/01/99         400,000
    400,000  Irvine Ranch CA Water District V/R                   3.75          11/15/13         400,000
    200,000  Irvine Ranch CA Water District V/R                   3.80          10/01/05         200,000
  1,300,000  Irvine Ranch CA Water District V/R                   3.80          09/01/06       1,300,000
  1,900,000  Irvine Ranch CA Water District V/R LOC - Bank
               of America                                         3.80          04/01/33       1,900,000
    400,000  Irvine Ranch CA Water District V/R LOC - Morgan
               Guaranty Trust                                     3.80          08/01/16         400,000
  1,300,000  Irvine Ranch CA Water Utility Project                3.70          08/01/09       1,300,000
  1,935,000  Lemoore CA COP Golf Course Project                   3.90          11/01/20       1,935,000
 10,000,000  Los Angeles CA GO Series A                           3.30          07/09/98      10,000,000
  1,400,000  Los Angeles CA MFHR Series B V/R AMT LOC -
               Federal Home Loan Bank of San Francisco            3.75          12/01/26       1,400,000
  1,900,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         3.75          08/01/26       1,900,000
  3,800,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.25          06/30/07       3,800,000
  4,500,000  Los Angeles CA USD Revenue Project                   3.45          12/01/17       4,500,000
  1,000,000  Los Angeles CA USD Revenue Project                   4.80          09/01/98       1,005,309
  4,000,000  Los Angeles County CA DWR Revenue Project
               Series A                                           3.25          05/05/98       4,000,000
  1,000,000  Los Angeles County CA DWR Revenue Project
               Series A                                           3.40          05/05/98       1,000,000

------------------------
12

                                          CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,000,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               V/R Series A                                       3.30 %        07/01/20   $   5,000,000
  1,400,000  Los Angeles County CA Municipal Revenue Project
               Series A                                           3.20          05/04/98       1,400,000
  6,400,000  Los Angeles County CA Pension Obligation V/R
               Series A AMBAC Insured                             3.25          06/30/07       6,400,000
 13,820,000  Los Angeles County CA TRAN                           4.50          06/30/98      13,843,497
 10,850,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.25          07/01/12      10,850,000
  4,000,000  Los Angeles County CA Transportation Revenue         3.20          05/05/98       4,000,000
    500,000  Los Angeles County CA Transportation Revenue
               Project                                            3.10          05/04/98         500,000
  1,000,000  Los Angeles County CA Waterworks Revenue CP          3.40          08/07/98       1,000,000
  1,000,000  Metropolitan Water District Southern CA Water
               Works Revenue Project                              3.45          08/07/98       1,000,000
 10,000,000  Northern California State Public Power Revenue
               Geothermeal Project 3A AMBAC Insured               3.25          07/01/05      10,000,000
  1,000,000  Northern California State Public Power Revenue
               Project                                            4.50          09/01/98       1,004,164
  4,100,000  Oakland CA Children's Hospital Medical Center
               Revenue                                            3.30          07/01/99       4,100,000
  1,800,000  Orange County CA Apartment Development Revenue
               Series U                                           3.70          11/01/09       1,800,000
  1,000,000  Orange County CA HFA Bear Brand Apartments
               Project Series Z LOC - Fuji Bank Ltd               3.25          11/01/07       1,000,000
  3,500,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              3.70          09/02/18       3,500,000
 25,400,000  Orange County CA Sanitation District Multiple
               Credit Enhancments                                 3.30          08/01/13      25,400,000
  2,100,000  Orange County CA Sanitation District V/R FGIC
               Insured                                            3.70          08/01/17       2,100,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,420,000  Redlands CA Certificates Participation Water
               Treatment Facilities Project FGIC Insured          3.30 %        09/01/15   $   1,420,000
  3,000,000  Redlands CA Housing Parkview Terrace Series A        3.35          02/01/16       3,000,000
  1,000,000  Riverside County CA COP Series A                     3.45          12/01/15       1,000,000
    980,000  Riverside County CA Industrial Development
               Project A                                          3.50          03/01/17         980,000
  1,000,000  Sacramento County CA GO Series A                     3.40          06/19/98       1,000,000
  3,235,000  Sacramento County CA MUD Series A                    3.50          05/06/98       3,235,000
  5,450,000  Sacramento County CA TRAN                            4.50          09/30/98       5,466,482
  2,000,000  Salinas CA MFHR Mariner Village                      3.30          04/01/05       2,000,000
  2,500,000  San Bernardino County CA COP Housing Authority
               Revenue                                            3.30          07/01/15       2,500,000
  4,000,000  San Diego CA GO CP                                   4.50          09/30/98       4,018,702
  8,300,000  San Diego CA Housing Authority Revenue LOC -
               Citibank                                           3.35          12/01/08       8,300,000
  3,600,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              3.15          04/01/07       3,600,000
  1,000,000  San Diego CA USD Project Series A                    4.75          01/29/99       1,009,145
  1,800,000  San Francisco CA City & County Finance
               Authority Revenue                                  3.50          09/01/06       1,800,000
  3,050,000  San Francisco CA City & County USD Revenue
               Project                                            4.50          10/30/98       3,066,706
  2,000,000  San Francisco CA GO Series A                         3.35          05/04/98       2,000,000
  4,200,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.65          12/01/17       4,200,000
  8,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.65          12/01/17       8,000,000
  3,400,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.25          11/15/20       3,400,000
  8,600,000  San Jose CA Redevelopment Agency Project A           3.40          07/01/26       8,600,000
  1,000,000  San Jose CA Redevelopment Agency Project B           3.35          07/01/26       1,000,000

------------------------
14

                                          CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,200,000  San Juan Project Revenue Series A                    3.35 %        07/02/22   $   5,200,000
  1,000,000  San Juan Project Revenue Series B                    3.45          07/01/18       1,000,000
  1,700,000  Santa Ana CA Industrial Development Authority        3.70          11/01/18       1,700,000
  4,700,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                3.30          07/01/10       4,700,000
  2,000,000  Santa Clara County CA Finance Authority Lease
               Revenue Project B                                  3.35          11/15/25       2,000,000
  7,700,000  Santa Clara County CA Hospital District
               Facility Revenue Series A                          3.40          08/01/15       7,700,000
  9,800,000  Santa Clara County CA Hospital District
               Facility Revenue Series B                          3.40          08/01/15       9,800,000
  5,600,000  Simi Valley CA Public Finance Lease Revenue          3.40          09/01/15       5,600,000
 10,000,000  Southern California Public Power Authority
               Revenue Palo Verde Project AMBAC Insured           3.25          07/01/17      10,000,000
  3,670,000  Southern California State Public Power
               Authority Palo Verde Project Series B AMBAC
               Insured                                            3.25          07/01/09       3,670,000
 18,600,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.25          07/01/19      18,600,000
 17,500,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      3.30          06/01/23      17,500,000
  2,000,000  Turlock CA COP Irrigation Project V/R Series A       3.40          01/01/26       2,000,000
  1,000,000  University of California School District GO
               Revenue Project                                    3.40          08/07/98       1,000,000
  4,000,000  University of California School District
               Project Series A                                   3.45          05/01/98       4,000,000
  2,700,000  Vallacitos CA GO Revenue Project                     3.30          07/01/30       2,700,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 9,200,000  Vallejo CA MFHR Revenue                              3.45 %        01/01/08   $   9,200,000
 11,000,000  West Basin CA Municipal Water District Revenue
               Project B                                          3.30          08/01/27      11,000,000
                                                                                           --------------
             CALIFORNIA MUNICIPAL SECURITIES                                               $ 624,085,475
             (Cost $624,085,475)

             PUERTO RICO MUNICIPAL SECURITIES - 1.26%
$ 3,000,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue Series X          3.38 %        07/01/99   $   3,000,000
  5,000,000  Puerto Rico Commonwealth Highway Revenue
               Project                                            3.20          07/01/28       5,000,000
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL SECURITIES                                        $   8,000,000
             (Cost $8,000,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $632,085,475)* (Note 1)                            99.32%               $  632,085,475
              Other Assets and Liabilities, Net                         0.68%                    4,355,097
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  636,440,572
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

------------------------
16

                                                              MONEY MARKET TRUST
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 9.51%
$15,000,000  Bank of New York                                     5.85 %        08/20/98   $  14,991,391
 10,000,000  Commercial Bank of Detroit                           6.18          05/27/98       9,997,600
 10,000,000  Huntington National Bank                             5.88          08/10/98       9,992,971
 25,000,000  Suntrust Bank                                        5.47          04/13/98      24,999,904
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  59,981,866
             (Cost $59,981,866)

             COMMERCIAL PAPER - 28.61%
$25,000,000  Bankers Trust                                        5.37 %(F)     08/17/98   $  24,485,375
 19,600,000  Beta Finance Inc                                     5.50 (F)      06/22/98      19,354,456
 11,850,000  Corporate Asset Funding Co Inc                       5.44 (F)      04/08/98      11,837,465
 16,000,000  Eiger Capital Corp                                   5.54 (F)      04/21/98      15,950,756
 20,000,000  General Electric Capital Corp                        5.28 (F)      10/19/98      19,410,400
 25,000,000  NationsBank                                          5.38 (F)      08/20/98      24,473,208
 15,000,000  Sheffield Receivables                                5.55 (F)      04/28/98      14,937,563
 25,000,000  WCP Funding Inc                                      5.45 (F)      04/15/98      24,947,014
 25,251,000  Windmill Funding Corp                                5.54 (F)      05/13/98      25,087,794
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $ 180,484,031
             (Cost $180,484,031)

             CORPORATE BONDS - 11.41%
$15,000,000  CIT Group Holdings Inc                               5.57 %        01/27/99   $  14,988,000
 20,000,000  First National Bank                                  5.63          03/16/99      19,989,455
 10,000,000  Morgan Guaranty Corp                                 5.71          01/08/99       9,996,200
  7,000,000  National Rural Utility                               5.40          01/15/99       6,972,262
 20,000,000  Sigma Finance Inc++                                  5.95          11/20/98      20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  71,945,917
             (Cost $71,945,917)

                                                           ---------------------

MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             FEDERAL AGENCIES - 0.56%
$ 3,500,000  Federal Farm Credit Bank                             5.90 %        06/02/98   $   3,500,817
             (Cost $3,500,817)

             VARIABLE AND FLOATING RATE BONDS - 17.43%
$20,000,000  American Express Co                                  5.79 %        12/15/98   $  20,000,000
 30,000,000  Bank of America N.A.                                 5.65          04/16/98      29,985,480
 10,000,000  CIT Group Holdings Inc                               5.60          05/22/98       9,993,241
 25,000,000  Key National Bank                                    5.55          02/24/99      24,983,000
 15,000,000  Morgan Guaranty Trust                                5.96          06/22/98      14,994,956
 10,000,000  PNC Bank                                             5.69          06/05/98      10,001,410
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $ 109,958,087
             (Cost $109,958,087)

             REPURCHASE AGREEMENTS - 32.33%
$103,764,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $ 103,764,000
 80,175,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      80,175,000
 20,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98      20,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $ 203,939,000
             (Cost $203,939,000)

------------------------
18

                                                              MONEY MARKET TRUST

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $629,809,718)*                                     99.85%               $  629,809,718
                (Note 1)
              Other Assets and Liabilities, Net                         0.15                       960,355
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  630,770,073
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENTS MEMORANDUM, EXEMPT FROM REGISTRATION UNDER 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
20

                                            NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.67%
             ARIZONA - 0.39%
$   600,000  Apache County AZ Industrial Development
               Authority Revenue Project                          3.75 %        12/15/18   $     600,000
    300,000  Maricopa County AZ PCR Public Service Co Series
               B                                                  3.75          05/01/29         300,000
                                                                                           --------------
                                                                                           $     900,000

             CALIFORNIA - 0.22%
$   500,000  California State GO                                  3.55 %        04/07/98   $     499,999

             COLORADO - 0.52%
$   700,000  Colorado Health Facility Authority Revenue
               Project Series B                                   3.70 %        12/01/25   $     700,000
    500,000  Douglas County CO Multifamily Housing Revenue
               Project                                            3.75          07/01/06         500,000
                                                                                           --------------
                                                                                           $   1,200,000

             FLORIDA - 7.63%
$ 3,000,000  Dade County FL Multifamily Housing Authority
               Revenue Project                                    3.65 %        05/15/05   $   3,000,000
  2,500,000  Dade County FL Water & Sewer System Revenue          3.65          10/05/22       2,500,000
  5,000,000  Lee County FL Industrial Development Authority
               Health Care Facility Project                       3.70          10/01/04       5,000,000
  7,000,000  Pinellas County FL GO Series A                       3.60          04/06/98       7,000,000
                                                                                           --------------
                                                                                           $  17,500,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 4.66%
$   500,000  Burke County GA Development Authority PCR
               Revenue Project                                    3.80 %        07/01/24   $     500,000
    900,000  Clayton County GA Multifamily Housing Authority
               Revenue Project Series A                           3.70          01/01/21         900,000
  1,100,000  Georgia State Municipal Gas Authority Revenue
               Project Series A                                   3.65          11/01/06       1,100,000
  4,500,000  Roswell GA Housing Authority Revenue Azalea
               Park Apartments Project                            3.70          06/15/25       4,500,000
  3,700,000  Roswell GA Housing Authority Revenue Greenhouse
               Roswell Project                                    3.70          08/01/30       3,700,000
                                                                                           --------------
                                                                                           $  10,700,000

             ILLINOIS - 4.10%
$ 5,000,000  Chicago IL GO LOC - Morgan Guaranty Trust            3.55 %        01/31/00   $   5,000,000
  2,100,000  Chicago IL O'Hare International Airport Revenue
               Project                                            3.65          01/01/15       2,100,000
  2,300,000  Cook County IL GO                                    3.65          12/01/01       2,300,000
                                                                                           --------------
                                                                                           $   9,400,000

             INDIANA - 0.87%
$ 1,000,000  Fort Wayne IN Hospital Facility Revenue Project
               Series B                                           3.70 %        01/01/16   $   1,000,000
  1,000,000  Indiannapolis IN GO Series A                         3.90          12/01/16       1,000,000
                                                                                           --------------
                                                                                           $   2,000,000

             KANSAS - 2.61%
$ 2,000,000  Burlington KS GO Series A                            3.55 %        04/09/98   $   2,000,000
  4,000,000  Burlington KS GO Series B                            3.20          05/06/98       4,000,000
                                                                                           --------------
                                                                                           $   6,000,000

             KENTUCKY - 0.65%
$ 1,500,000  Kentucky State Development Authority V/R Pooled
               Loan Program LOC - Credit Suisse                   3.70 %        12/01/15   $   1,500,000

------------------------
22

                                            NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             LOUISIANA - 4.04%
$ 3,770,000  Calcasieu Parish LA Sales Tax Distribution
               Project                                            3.75 %        09/01/01   $   3,770,000
  3,500,000  Louisiana State Offshore Water Port Revenue
               Project Series A                                   3.65          09/01/17       3,500,000
  2,000,000  West Baton Rouge LA GO                               3.25          05/06/98       2,000,000
                                                                                           --------------
                                                                                           $   9,270,000

             MAINE - 1.09%
$ 2,500,000  Maine Educational Student Loan Revenue Project
               Series A                                           3.75 %        05/01/32   $   2,500,000

             MARYLAND - 3.27%
$ 6,000,000  Baltimore MD GO Series A                             3.40 %        04/09/98   $   6,000,000
  1,500,000  Howard County MD Multifamily Revenue Avalon
               Meadows Project                                    3.65          06/15/26       1,500,000
                                                                                           --------------
                                                                                           $   7,500,000

             MASSACHUSETTS - 3.49%
$ 3,000,000  Massachusetts State IDA Resources Recovery V/R
               Ogden Haver                                        3.40 %        12/01/11   $   3,000,000
  5,000,000  Massachusetts State Water Authority Revenue
               Project                                            3.25          05/06/98       5,000,000
                                                                                           --------------
                                                                                           $   8,000,000

             MICHIGAN - 4.71%
$ 3,000,000  Grand Rapids MI Water Supply V/R LOC - Societe
               Generale                                           3.60 %        01/02/20   $   3,000,000
    600,000  Michigan State Higher Educational Student Loan
               Revenue Project                                    3.75          10/01/13         600,000
  3,500,000  Michigan State MI GO Series A                        3.25          05/19/98       3,500,000
  3,700,000  Michigan State MI GO Series B                        3.30          05/04/98       3,700,000
                                                                                           --------------
                                                                                           $  10,800,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MISSOURI - 2.85%
$ 2,000,000  Missouri Higher Educational Student Loan
               Revenue Project                                    3.80 %        06/01/20   $   2,000,000
  2,550,000  Missouri State Environmental Improvement PCR
               Project                                            3.75          02/01/09       2,550,000
  2,000,000  Missouri State Health & Educational Facility
               Revenue Project                                    3.65          12/01/16       2,000,000
                                                                                           --------------
                                                                                           $   6,550,000

             MONTANA - 1.09%
$ 2,500,000  Forsyth MT PCR Project Series C                      3.75 %        06/01/13   $   2,500,000

             NEVADA - 0.22%
$   500,000  Washoe County NV Water Facility Revenue Pacific
               Power Co Project                                   3.85 %        12/01/20   $     500,000

             NEW HAMPSHIRE - 1.74%
$ 4,000,000  New Hampshire State Business Finance Authority
               Revenue Project                                    3.80 %        05/01/21   $   4,000,000

             NEW MEXICO - 0.65%
$ 1,500,000  Albuquerque NM Airport Revenue Project AMBAC
               Insured                                            3.65 %        07/01/14   $   1,500,000

             NEW YORK - 4.27%
$ 3,500,000  New York NY Assistance Corp LOC - Series B           3.40 %        04/01/23   $   3,500,000
  1,300,000  New York NY Health & Hospital Corp Revenue
               Series A                                           3.50          02/15/26       1,300,000
  5,000,000  New York NY Water Utility Revenue Project            3.00          04/07/98       5,000,000
                                                                                           --------------
                                                                                           $   9,800,000

------------------------
24

                                            NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             NORTH CAROLINA - 8.54%
$ 6,000,000  Charlotte NC Airport Revenue V/R Series A MBIA
               Insured                                            3.75 %        07/01/17   $   6,000,000
  2,500,000  East Carolina NC University of North Carolina
               Revenue Ficklen Stadium Project                    3.60          05/01/17       2,500,000
  5,700,000  North Carolina Medical Health Care Hospital
               Revenue Project                                    3.70          09/01/02       5,700,000
  3,175,000  North Carolina State GO Series A                     3.20          05/06/98       3,175,000
  2,200,000  North Carolina Hospital Revenue Project Series
               A                                                  3.70          10/01/23       2,200,000
                                                                                           --------------
                                                                                           $  19,575,000

             OHIO - 4.94%
$ 2,100,000  Clermont County OH Hospital Facility Revenue
               Project Series B                                   3.65 %        09/01/21   $   2,100,000
  3,000,000  Ohio State Air Control Revenue Project               3.25          04/03/98       3,000,000
  6,200,000  Ohio State Public Facility Revenue Project           5.00          11/01/98       6,243,315
                                                                                           --------------
                                                                                           $  11,343,315

             OKLAHOMA - 0.52%
$ 1,200,000  Muskogee OK Industrial Revenue Project               3.75 %        01/01/25   $   1,200,000

             OREGON - 1.92%
$ 3,500,000  Oregon State Housing Revenue Project                 3.88 %        12/03/98   $   3,500,000
    900,000  Portland OR Multifamily Revenue Project Series
               A                                                  3.70          12/01/11         900,000
                                                                                           --------------
                                                                                           $   4,400,000

             PENNSYLVANIA - 4.88%
$ 2,200,000  Allegheny PA GO Series A                             3.50 %        06/11/98   $   2,200,000
  9,000,000  Pennsylvania State Higher Educational
               Assistance Agency Loan Revenue Project Series
               E                                                  3.80          07/01/18       9,000,000
                                                                                           --------------
                                                                                           $  11,200,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             SOUTH CAROLINA - 2.40%
$ 2,000,000  Piedmont SC Municipal Power Revenue Project          3.65 %        01/01/19   $   2,000,000
  2,000,000  South Carolina Economic Development Authority
               Hospital Facility Revenue Project Series B         3.70          11/01/25       2,000,000
  1,500,000  South Carolina Educational Facility Authority
               Series B                                           3.65          10/01/26       1,500,000
                                                                                           --------------
                                                                                           $   5,500,000

             TENNESSEE - 1.61%
$ 3,700,000  Memphis TN GO Series A                               3.80 %        08/01/07   $   3,700,000

             TEXAS - 11.54%
$ 2,500,000  Brazos TX Higher Educational Authority Revenue
               Project Series B                                   3.75 %        06/01/23   $   2,500,000
  2,300,000  Gulf Coast County TX GO Series B                     3.50          08/07/98       2,300,000
  1,900,000  Harris County TX Toll Road Project Series D          3.65          08/01/15       1,900,000
  5,950,000  Houston TX Water Control Revenue Project             3.20          05/06/98       5,950,000
  1,800,000  Lubbock TX Health Care Facility Development
               Revenue Health System Project                      3.90          07/01/13       1,800,000
  3,000,000  North Texas Higher Educational Authority
               Revenue Project Series C                           3.80          04/01/20       3,000,000
    100,000  Nueces River Pollution Authority TX Reynolds
               Metals Co Project LOC - Bank of Nova Scotia        3.90          12/01/99         100,000
  1,700,000  Panhandle Plains TX Higher Educational Student
               Loan Revenue Project Series Y                      3.75          10/01/02       1,700,000
  7,200,000  Texas State GO Series A                              3.40          05/01/98       7,199,547
                                                                                           --------------
                                                                                           $  26,449,547

------------------------
26

                                            NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             UTAH - 2.53%
$ 3,000,000  Intermountain UT GO Series A                         3.40 %        05/21/98   $   3,000,000
  1,100,000  Salt Lake City Utah Revenue Project                  3.65          01/01/20       1,100,000
  1,700,000  Utah State Highway Control Revenue Control
               Project                                            3.35          05/04/98       1,700,000
                                                                                           --------------
                                                                                           $   5,800,000

             VIRGINIA - 1.00%
$ 2,300,000  Fairfax County VA Industrial Development
               Authority Revenue Project Series C                 3.60 %        10/01/25   $   2,300,000

             WASHINGTON - 4.20%
$ 6,040,000  Spokane County WA Water Control Revenue Project      3.80 %        12/01/05   $   6,040,000
  1,000,000  Washington State GO                                  3.65          06/01/20       1,000,000
  2,600,000  Washington State Housing Finance Authority
               Revenue Project                                    3.90          12/15/98       2,600,000
                                                                                           --------------
                                                                                           $   9,640,000

             WEST VIRGINIA - 1.53%
$ 3,500,000  Marion County WV Solid Waste Disposal Revenue
               Project                                            3.80 %        10/01/17   $   3,500,000

             WISCONSIN - 3.99%
$ 1,900,000  Oak Creek WI PCR Electric Power Co Project           3.70 %        08/01/16   $   1,900,000
  7,267,000  Wisconsin State WI GO Series A                       3.25          05/01/98       7,265,952
                                                                                           --------------
                                                                                           $   9,165,952

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WYOMING - 1.00%
$ 1,000,000  Lincoln County WY GO Series A                        3.55 %        04/09/98   $   1,000,000
    500,000  Sublette County WY PCR Exxon Project                 3.75          11/01/14         500,000
    800,000  Uinta County WY PCR Chevron USA Inc Project V/R      3.85          08/18/20         800,000
                                                                                           --------------
                                                                                           $   2,300,000
             TOTAL MUNICIPAL SECURITIES
             (Cost $228,693,813)                                                           $ 228,693,813

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $228,693,813)* (Note 1)                            99.67%               $  228,693,813
              Other Assets and Liabilities, Net                         0.33                       752,791
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  229,446,604
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

------------------------
28

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                               CALIFORNIA                          NATIONAL
                                                 TAX-FREE                          TAX-FREE
                                             MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                    TRUST            TRUST            TRUST
-------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $203,939,000 for the Money Market
    Trust)                                   $632,085,475     $629,809,718     $228,693,813
  Cash                                          1,702,751            2,025          535,667
Receivables:
  Interest                                      4,306,666        4,070,728          953,800
Organizational expenses, net of
  amortization                                     18,731                0           24,348
Prepaid expenses                                    8,206                0            2,890
TOTAL ASSETS                                  638,121,829      633,882,471      230,210,518

LIABILITIES
Payables:
  Distribution to shareholders                  1,548,705        2,828,892          671,210
  Due to sponsor and distributor (Note
    2)                                             21,257           20,637           34,865
  Due to adviser (Note 2)                          78,782           71,329           34,133
  Other                                            32,513          191,540           23,706
TOTAL LIABILITIES                               1,681,257        3,112,398          763,914
TOTAL NET ASSETS                             $636,440,572     $630,770,073     $229,446,604
NET ASSETS CONSIST OF:
  Paid-in capital                            $636,442,725     $630,729,200     $229,439,236
  Undistributed net realized gain (loss)
    on investments                                 (2,153)          40,873            7,368
TOTAL NET ASSETS                             $636,440,572     $630,770,073     $229,446,604

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net Assets                                   $636,440,572     $630,770,073     $229,446,604
Shares outstanding                            636,442,725      630,805,935      229,439,236
Net asset value and offering price per
  share                                      $       1.00     $       1.00     $       1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
30

                                                         STATEMENT OF OPERATIONS

                                              CALIFORNIA                        NATIONAL
                                                TAX-FREE                        TAX-FREE
                                                   MONEY                           MONEY
                                                  MARKET                          MARKET
                                                   TRUST                           TRUST
                                             -----------                     -----------
                                                                   MONEY
                                             FROM MAY 5,          MARKET       FROM NOV.
                                                    1997           TRUST        10, 1997
                                             (COMMENCEMENT   -----------     (COMMENCEMENT
                                                      OF                              OF
                                             OPERATIONS)         FOR THE     OPERATIONS)
                                                      TO      YEAR ENDED              TO
                                               MARCH 31,       MARCH 31,       MARCH 31,
                                                    1998            1998            1998
----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $12,018,352     $38,299,023     $ 3,094,359
TOTAL INVESTMENT INCOME                       12,018,352      38,299,023       3,094,359

EXPENSES (NOTE 2)
  Advisory fees                                1,762,602       1,694,549         216,969
  Administration fees                            221,789         416,070          55,934
  Custody fees                                    59,072         113,196          14,545
  Shareholder servicing fees                     707,355       1,355,639         173,930
  Portfolio accounting fees                      124,184         184,639          41,175
  Transfer agency fees                            70,744         135,564          17,401
  Organization costs                               4,151          37,086           2,054
  Legal and audit fees                            22,952          30,681           8,570
  Registration fees                               18,135          73,014          11,671
  Directors' fees                                  4,414           4,788           1,663
  Shareholder reports                             10,056          28,205           5,836
  Other                                            6,063          27,576           4,034
TOTAL EXPENSES                                 3,011,517       4,101,007         553,782
  Less:
    Waived fees and reimbursed expenses       (2,304,116)     (2,745,540)       (379,777)
  Net Expenses                                   707,401       1,355,467         174,005
NET INVESTMENT INCOME                         11,310,951      36,943,556       2,920,354
  Net realized gain (loss) on sale of
    investments                                   (2,153)        108,337           7,368
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $11,308,798     $37,051,893     $ 2,927,722
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          CALIFORNIA TAX-FREE
                                           MONEY MARKET TRUST
                                          -------------------
                                             FROM MAY 5, 1997
                                                (COMMENCEMENT
                                            OF OPERATIONS) TO
                                               MARCH 31, 1998
-------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                   $        11,310,951
  Net realized gain (loss) on sale of
    investments                                        (2,153)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                    11,308,798

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (11,310,951)
  From net realized gain on sale of
    investments                                             0
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                     1,750,384,724
  Reinvestment of dividends                           269,738
  Cost of shares redeemed                      (1,114,211,737)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                      636,442,725
INCREASE (DECREASE) IN NET ASSETS                 636,440,572

NET ASSETS:
BEGINNING NET ASSETS                                        0
ENDING NET ASSETS                         $       636,440,572
Shares issued and redeemed at constant
  $1.00 NAV
-------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
32

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  NATIONAL TAX-FREE
                                                                                             MONEY MARKET TRUST  MONEY MARKET TRUST
                                                                  ---------------------------------------------  ------------------
                                                                                                        FOR THE  FROM NOV. 10, 1997
                                                                         FOR THE     FOR THE SIX     YEAR ENDED       (COMMENCEMENT
                                                                      YEAR ENDED    MONTHS ENDED      SEPT. 30,   OF OPERATIONS) TO
                                                                  MARCH 31, 1998  MARCH 31, 1997           1996      MARCH 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                                           $   36,943,556  $   22,434,720  $  39,107,177  $        2,920,354
  Net realized gain (loss) on sale of investments                        108,337          17,548              0               7,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  37,051,893      22,452,268     39,107,177           2,927,722

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         (36,943,556)    (22,434,720)   (39,107,177)         (2,920,354)
  From net realized gain on sale of investments                          (85,012)              0              0                   0
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        1,309,060,229     723,588,657  1,743,840,124         409,222,975
  Reinvestment of dividends                                                   47              41         21,187                   0
  Cost of shares redeemed                                         (1,485,316,752) (1,060,369,845)  (886,957,978)       (179,783,739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                                  (176,256,476)   (336,781,147)   856,903,333         229,439,236
INCREASE (DECREASE) IN NET ASSETS                                   (176,233,151)   (336,763,599)   856,903,333         229,446,604

NET ASSETS:
BEGINNING NET ASSETS                                                 807,003,224   1,143,766,823    286,863,490                   0
ENDING NET ASSETS                                                 $  630,770,073  $  807,003,224  $1,143,766,823 $      229,446,604
Shares issued and redeemed at constant $1.00 NAV
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          CALIFORNIA
                                                            TAX-FREE
                                                               MONEY
                                                              MARKET
                                                           TRUST (1)  MONEY MARKET TRUST (2)
                                                          ----------  ----------------------
                                                              PERIOD              SIX MONTHS
                                                               ENDED  YEAR ENDED       ENDED
                                                           MARCH 31,   MARCH 31,   MARCH 31,
                                                                1998        1998    1997 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.03        0.05        0.03
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.03        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.03)      (0.05)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.03)      (0.05)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.94%       5.62%       2.66%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $636,441    $630,770    $807,003
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.20%       0.20%       0.20%
  Ratio of net investment income to average net assets         3.18%       5.46%       5.28%
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to
    waived fees and reimbursed expenses                        0.85%       0.61%       0.61%
  Ratio of net investment income to average net assets
    prior to waived fees and reimbursed expenses               2.53%       5.05%       4.87%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
34

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                            NATIONAL
                                                                                            TAX-FREE
                                                                                               MONEY
                                                          MONEY MARKET TRUST (2) (CONT.)      MARKET
                              ----------------------------------------------------------   TRUST (5)
                                                FOUR                                      ----------
                                              MONTHS                                          PERIOD
                              YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,     MAY 31,   MARCH 31,
                                    1996    1995 (4)        1995        1994        1993        1998
----------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING
    OF PERIOD                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income           0.05        0.02        0.05        0.03        0.03        0.01
    Net realized gain (loss)
      on investments                0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.02        0.05        0.03        0.03        0.01
  LESS DISTRIBUTIONS:
    Dividends from net
      investment income            (0.05)      (0.02)      (0.05)      (0.03)      (0.03)      (0.01)
    Distributions from net
      realized gain                 0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)      (0.05)      (0.03)      (0.03)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
  NET ASSET VALUE, END OF
    PERIOD                         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
  TOTAL RETURN (NOT
    ANNUALIZED)                    5.43%     5.70%**       5.05%       3.21%       2.94%       1.30%
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000s)           $1,143,767    $286,863    $290,483    $300,894     $74,375    $229,447
  RATIOS TO AVERAGE NET
    ASSETS (ANNUALIZED):
    Ratio of expenses to
      average net assets           0.18%       0.19%       0.17%       0.18%       0.46%       0.20%
    Ratio of net investment
      income to average net
      assets                       5.33%       5.70%       5.06%       3.21%       2.94%       3.32%
----------------------------------------------------------------------------------------------------
    Ratio of expenses to
      average net assets
      prior to waived fees
      and reimbursed
      expenses                     0.55%       1.11%       1.07%       1.02%       1.08%       0.63%
    Ratio of net investment
      income to average net
      assets prior to waived
      fees and reimbursed
      expenses                     4.96%       4.78%       4.16%       2.37%       2.32%       2.89%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(2) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Company, and the California Tax-Free Money Market Trust, a non-diversified series of the Company (each, a "Fund", collectively, the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Trust was established to acquire all of the assets and assume all of the liabilities of the Pacifica Money Market Trust, formerly the Prime Money Market Fund of Westcore Trust, (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Money Market Trust. All performance and financial data for the Money Market Trust for periods prior to September 6, 1996 refers to the Predecessor Fund.

California Tax-Free Money Market Trust concentrates its investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature

---------------------
36

                                                   NOTES TO FINANCIAL STATEMENTS
that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998.

The California Tax-Free Money Market Trust had a net capital loss carryforward at March 31, 1998 of $2,153 which will expire in the year 2006. The Company's

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Trust and 0.25% of the average daily net assets of the Money Market Trust and National Tax-Free Money Market Trust.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer

---------------------
38

                                                   NOTES TO FINANCIAL STATEMENTS
agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Funds.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the periods ended March 31, 1998, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Money Market Trust to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.20% of the Money Market Trust's average daily net assets, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As March 31, 1998, Stephens owned 10 shares of the California Tax-Free Money Market Trust, 26 shares of the Money Market Trust, and 10 shares of the National Tax-Free Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, each Fund was authorized to issue 5 billion shares of $0.001 par value capital stock. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
40

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations of the California Tax-Free Money Market Trust for the period from May 5, 1997 (commencement of operations) to March 31, 1998, the Money Market Trust for the year ended March 31, 1998, and the National Tax-Free Money Market Trust for the period from November 10, 1997 (commencement of operations) to March 31, 1998, the statements of changes in net assets of the California Tax-Free Money Market Trust for the period from May 5, 1997 (commencement of operations) to March 31, 1998, the Money Market Trust for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and the National Tax-Free Money Market Trust for the period from November 10, 1997 (commencement of operations) to March 31, 1998, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Money Market Trust, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
42

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMT ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds